Significant accounting policies	6 Months Ended
Dec. 31, 2022
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Significant accounting policies
Note 1. Significant accounting policies
These general purpose financial statements for the interim
half-year
reporting period ended 31 December 2022 have been prepared in accordance with Australian Accounting Standard AASB 134 ‘Interim Financial Reporting’ and the Corporations Act 2001, as appropriate for for-profit oriented entities. Compliance with AASB 134 ensures compliance with International Financial Reporting Standard IAS 34 ‘Interim Financial Reporting’.
These general purpose financial statements do not include all the notes of the type normally included in annual financial statements. Accordingly, these financial statements are to be read in conjunction with the annual report for the year ended 30 June 2022 and any public announcements made by the company during the interim reporting period in accordance with the continuous disclosure requirements of the Corporations Act 2001.
The principal accounting policies adopted are consistent with those of the previous financial year and corresponding interim reporting period, unless otherwise stated.
New or amended Accounting Standards and Interpretations adopted
The consolidated entity has adopted all of the new, revised or amending Accounting Standards and Interpretations issued by the Australian Accounting Standards Board (‘AASB’) that are mandatory for the current reporting period. Any new, revised or amending Accounting Standards or Interpretations that are not yet mandatory have not been early adopted. The adoption of these Accounting Standards and Interpretations did not have any significant impact on the financial performance or position of the consolidated entity.

Going concern
During the half year ended 31 December 2022 the consolidated entity experienced net cash outflows from operating activities of $8,806,148 (December 2021: $11,391,410) and incurred a loss after tax of $13,586,027 (December 2021 restated: $13,201,848).
As at 31 December 2022 the consolidated entity had cash in hand and at bank of $4,390,523.
The financial statements have been prepared on a going concern basis, which contemplates continuity of normal activities and realisation of assets and settlement of liabilities in the normal course of business. As is often the case with drug development companies, the ability of the consolidated entity to continue its development activities as a going concern is dependent upon it deriving sufficient cash from investors, from licensing and partnering activities, and from other sources of revenue such as grant funding.
The directors have considered the cash flow forecasts and the funding requirements of the business and continue to explore grant funding, licensing opportunities and equity investment opportunities in the Company.
An ‘at-the-market’ equity program (ATM) with Oppenheimer & Co. Inc. (Oppenheimer), as sales agent was established in May 2022. Under the ATM, Kazia may offer and sell via Oppenheimer up to US$35 million of its ordinary shares, in the form of American Depository Shares (ADSs), with each ADS representing ten ordinary shares. Kazia entered into an Equity Distribution Agreement, dated 22 April 2022 (the Sales Agreement), with Oppenheimer, who acts as sales agent. As at 31 December 2022 net proceeds of A$9,560,357 have been raised.
On 3 January 2023 a deposit of US$428,096 was received from Labcorp Early Development Laboratories Inc. representing the refund due on the completion of the Paxalisib Phase II trial.
On 1
6 January 2023 Kazia announced a placement to professional and sophisticated investors and the launch of an associated Share Purchase Plan for eligible shareholders. The placement of A$4,500,000, comprised of an unconditional placement of A$2,792,572 at $0.11 per share; and a conditional placement of A$1,707,428 at $0.11 per share, and was approved by shareholders at the Extraordinary General Meeting on 24 February 2023. Each placement was made to professional and sophisticated investors. The Placement was not underwritten. In addition, eligible shareholders were offered the opportunity to acquire up to A$30,000 of new shares through a Share Purchase Plan (SPP). All new shares issued under the Placement and the SPP ranked equally with the existing ordinary shares. Funding will be used to drive Kazia’s clinical program toward several critical inflection points through CY2023, including the final data read out on the paxalisib GBM AGILE study and for general working capital purposes.
Accordingly the directors have prepared the financial statements on a going concern basis. While the Company’s current cash balance is not sufficient to fund the operations for a period of 12 months from the date of this report, the directors have prepared the financial statements on a going concern basis as they are confident of the Company’s ability to raise additional funding, via licensing and partnering activities, obtaining of grant funding or raising additional capital from investors. Should the above assumptions not prove to be appropriate, there is material uncertainty related to events or conditions that may cast significant doubt whether the consolidated entity will continue as a going concern and therefore whether it will realise its assets and extinguish its liabilities in the normal course of business and at the amounts stated in these financial statements.